Consolidated statements of financial position (Parenthetical)	12 Months Ended
	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares
Consolidated statements of financial position
Common Stock, No Par Value | $ / shares	$ 0	$ 0	$ 0
Common Stock, Shares Authorized	Unlimited	Unlimited	Unlimited
Common Stock, Shares Issued	219,049,877	219,049,877	219,049,877
Common Stock, Shares Outstanding	218,581,877	219,049,877	219,049,877
Treasury shares	468,000
Treasury shares (cost per share) | (per share)	$ 8.01